As filed with the Securities and Exchange Commission on April 24, 2008

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 85	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 87

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on May 23, 2008 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 69 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 28, 2007 and pursuant to Rule 485(a)(2) would become effective on December 12, 2007.

Post-Effective Amendment No. 76 was filed pursuant to Rule 485(b)(1)(iii) on December 7, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to January 11, 2008.

Post-Effective Amendment No. 80 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2008 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 81 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 25, 2008 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 82 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 26, 2008 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 83 was being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 25, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 85 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 23, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 85 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of April, 2008.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 24, 2008 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrant’s Post-
Effective Amendment No. 84 to its
Registration Statement on Form N-1A with
the SEC on April 18, 2008.